Northern Lights Fund Trust III

GL Macro Performance Fund

Incorporated herein by reference is the definitive version of the prospectus for the GL Macro Performance Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 4, 2013 (SEC Accession No. 0000910472-13-000027).